UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F


FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
			          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Sprott Asset Management LP

Address:  Royal Bank Plaza, South Tower
	  200 Bay Street, Suite 2700, PO Box 27
          Toronto, Ontario Canada
          M5J 2J1



Form 13F File Number: 28- 11504

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Steven Rostowsky
Title: Chief Financial Officer
Phone: 416-943-4369

Signature, Place, and Date of Signing:

 Steven Rostowsky    Toronto, Ontario, Canada    August 13, 2010


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 134

Form 13F Information Table Value Total: $565,905(thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

If there are no entries in this list, state NONE and omit the column headings and list entries.


						FORM 13F INFORMATION TABLE

Name Of Issuer               Title  Cusip  Value USD   Shares or  Sh/ Put/ InvestmOtherVoting Authority
                             Class          (x$1000)     Prn Amt  Prn Call DiscretMgrs      Sole  Shared      None


Advantage Oil & Gas Ltd.      Com  00765F10     2,155     370,000 sh         Sole         350,000            20,000
Agrium Inc.                   Com  00891610       152       3,100 sh         Sole                             3,100
Akamai Technologies Inc.      Com  00971T10     3,144      77,500 sh         Sole          77,500
Alexco Resource Corp.         Com  01535P10    15,244   4,903,050 sh         Sole       4,903,050
Allete Inc.                   Com  01852230         6         166 sh         Sole                               166
Allied Nevada Gold Corp.      Com  01934410        20       1,000 sh         Sole           1,000
American Oriental Bioengineer Com  02873110       507     201,100 sh         Sole         201,100
Anadarko Petroleum Corporatio Com  03251110     2,706      75,000 sh         Sole          75,000
Angiotech Pharmaceuticals Inc Com  03491810        19      25,000 sh         Sole                            25,000
Apple Inc.                    Com  03783310        91         360 sh         Sole                               360
Archer-Daniels-Midland Compan Com  03948310       207       8,000 sh         Sole           8,000
Aurizon Mines Ltd.            Com  05155P10     4,059     824,700 sh         Sole         823,600             1,100
Baidu Inc.                    Com  05675210     1,157      17,000 sh         Sole          17,000
Banro Corp.                   Com  06680010     4,824   2,530,000 sh         Sole       2,530,000
Barrick Gold Corp.            Com  06790110    34,906     769,050 sh         Sole         768,100               950
Baytex Energy Trust           Com  07317610       185       6,200 sh         Sole                             6,200
BCE Inc.                      Com  05534B76        10         347 sh         Sole                               347
Brookfield Asset Management I Com  11258510        29       1,282 sh         Sole                             1,282
Brookfield Infrastructure Par Com  G1625210         1          51 sh         Sole                                51
Bucyrus International, Inc.   Com  11875910     1,945      41,000 sh         Sole          41,000
Cameco Corp                   Com  13321L10       132       6,200 sh         Sole           6,200
Canadian Natural Resources Lt Com  13638510       182       5,488 sh         Sole                             5,488
Capital Gold Corporation      Com  14018Y20    30,078   7,534,250 sh         Sole       7,534,250
Casey's General Stores Inc.   Com  14752810       548      15,700 sh         Sole          15,700
Catalyst Health Solutions Inc Com  14888B10        52       1,500 sh         Sole           1,500
Central GoldTrust             Com  15354610     4,835     100,000 sh         Sole                           100,000
CERADYNE INC                  Com  15671010        48       2,250 sh         Sole                             2,250
CGI Group Inc.                Com  39945C10        73       4,930 sh         Sole                             4,930
Claude Resources Inc          Com  18287310     5,692   5,315,200 sh         Sole       5,315,200
Coeur d'Alene Mines Corporati Com  19210850     8,015     508,000 sh         Sole         500,000             8,000
Compania De Minas Buenaventur Com  20444810       104       2,700 sh         Sole           2,700
Consumer Staples Select Secto Com  81369Y30     1,086      42,600 sh         Sole          42,600
DaVita Inc.                   Com  23918K10       187       3,000 sh         Sole           3,000
Delcath Systems Inc.          Com  24661P10       190      30,000 sh         Sole          30,000
Delta Petroleum Corp.         Com  24790720         0         175 sh         Sole                               175
Destination Maternity Corp.   Com  25065D10     1,391      55,000 sh         Sole          55,000
DragonWave Inc.               Com  26144M10     2,709     452,000 sh         Sole         439,000            13,000
Duoyuan Global Water Inc.     Com  26604310        12         700 sh         Sole             700
Eldorado Gold Corporation     Com  28490210    11,083     618,400 sh         Sole         568,400            50,000
Endeavour Silver Corp.        Com  29258Y10     1,405     405,100 sh         Sole                           405,100
Exeter Resource Corporation   Com  30183510    27,099   4,305,900 sh         Sole       4,305,900
EXFO Inc                      Com  30204610       758     146,800 sh         Sole         146,800
Express Scripts Inc.          Com  30218210       150       3,200 sh         Sole           3,200
F5 Networks Inc.              Com  31561610     3,428      50,000 sh         Sole          50,000
Flexible Solutions Internatio Com  33938T10       557     549,093 sh         Sole         549,093
Frontline Ltd                 Com  G3682E12       571      20,000 sh         Sole          20,000
GLG Partners Inc.             Com  37929X10       212      48,300 sh         Sole          48,300
Gold Fields Ltd.              Com  38059T10    14,706   1,100,000 sh         Sole       1,000,000           100,000
Goldcorp Inc.                 Com  38095640     1,096      25,004 sh         Sole                            25,004
Golden Star Resources Ltd     Com  38119T10    10,380   2,351,200 sh         Sole       2,351,200
Gran Tierra Energy Inc        Com  38500T10       201      40,000 sh         Sole                            40,000
Green Mountain Coffee Roaster Com  39312210     1,773      69,000 sh         Sole          69,000
Gulf Resources Inc.           Com  40251W30       215      25,000 sh         Sole          25,000
Harry Winston Diamond Corpora Com  41587B10         2         200 sh         Sole                               200
Hecla Mining Company          Com  42270410     2,565     491,400 sh         Sole         491,400
IamGold Corporation           Com  45091310    20,302   1,276,493 sh         Sole       1,199,000            77,493
IESI-BFC Ltd                  Com  44951D10     1,266      63,500 sh         Sole          63,500
Impax Laboratories Inc.       Com  45256B10     2,630     138,000 sh         Sole         138,000
Imperial Oil Limited          Com  45303840       178       4,900 sh         Sole           4,900
IncrediMail Ltd               Com  M5364E10       446     100,000 sh         Sole         100,000
Integrated Silicon Solution I Com  45812P10     3,370     447,000 sh         Sole         447,000
International Tower Hill Mine Com  46051L10       404      60,000 sh         Sole          60,000
iShares Silver Trust          Com  46428Q10     4,771     262,000 sh         Sole         262,000
J&J Snack Foods Corp.         Com  46603210       421      10,000 sh         Sole          10,000
Jaguar Mining Inc.            Com  47009M10    19,300   2,174,300 sh         Sole       2,174,300
Johnson & Johnson             Com  47816010       325       5,500 sh         Sole           5,500
Keegan Resources Inc          Com  48727510     6,667   1,254,000 sh         Sole       1,254,000
Kimber Resources Inc.         Com  49435N10     3,325   4,116,298 sh         Sole       4,116,298
Kinross Gold Corporation      Com  49690240    14,597     853,840 sh         Sole         853,840
Kodiak Oil & Gas Corp.        Com  50015Q10     3,321   1,041,260 sh         Sole       1,041,260
Kraft Foods Inc.              Com  50075N10       944      33,700 sh         Sole          33,700
Mag Silver Corp.              Com  55903Q10    18,147   2,940,579 sh         Sole       2,940,579
Mattel Inc.                   Com  57708110       317      15,000 sh         Sole          15,000
McDermott International Inc.  Com  58003710        87       4,000 sh         Sole           4,000
MercadoLibre Inc.             Com  58733R10       368       7,000 sh         Sole           7,000
Metalline Mining Co.          Com  59125710     4,207   7,012,185 sh         Sole       7,012,185
Micron Technology Inc.        Com  59511210     4,754     560,000 sh         Sole         560,000
Midway Gold Corp              Com  59815310       138     300,000 sh         Sole         200,000           100,000
Minco Gold Corporation        Com  60254D10     2,812   3,218,780 sh         Sole       3,218,780
Minefinders Corporation Ltd.  Com  60290010     6,240     700,000 sh         Sole         700,000
Mines Management Inc.         Com  60343210       178      98,400 sh         Sole          98,400
Mosaic Company                Com  61945A10        27         700 sh         Sole             700
Net 1 UEPS Technologies Inc.  Com  64107N20       228      17,000 sh         Sole          17,000
NetEase.com, Inc.             Com  64110W10       105       3,300 sh         Sole           3,300
Neurocrine Biosciences Inc.   Com  64125C10     1,092     195,000 sh         Sole         195,000
New Gold Inc.                 Com  64453510        32       5,120 sh         Sole           5,120
Nexen Inc                     Com  65334H10        10         500 sh         Sole             500
North American Palladium Ltd. Com  65691210       254      80,563 sh         Sole          80,563
Northgate Minerals Corporatio Com  66641610       907     300,000 sh         Sole         300,000
Oilsands Quest Inc.           Com  67804610     7,051  11,560,561 sh         Sole      11,560,561
Omnivision Technologies Inc.  Com  68212810     1,951      91,000 sh         Sole          91,000
Penn West Energy Trust        Com  70788510        95       5,000 sh         Sole           5,000
Perrigo Company               Com  71429010        35         600 sh         Sole                               600
Petrohawk Energy Corporation  Com  71649510       100       5,900 sh         Sole           5,900
Petroleo Brasileiro S.A.      Com  71654V40       137       4,000 sh         Sole           4,000
Potash Corp of Sask Inc       Com  73755L10        52         600 sh         Sole             600
PowerSecure International Inc Com  73936N10       509      56,000 sh         Sole          56,000
Pre-Paid Legal Services Inc   Com  74006510       455      10,000 sh         Sole          10,000
Randgold Resources Limited    Com  75234430       313       3,300 sh         Sole           3,300
Raytheon Company              Com  75511150       329       6,800 sh         Sole           6,800
Richmont Mines Inc.           Com  76547T10     1,762     400,000 sh         Sole         400,000
SanDisk Corporation           Com  80004C10     1,683      40,000 sh         Sole          40,000
Schlumberger Ltd.             Com  80685710        11         200 sh         Sole             200
Seneca Foods Corporation      Com  81707050     4,113     127,500 sh         Sole         127,500
Ship Finance International Lt Com  G8107510        54       3,000 sh         Sole                             3,000
Silver Wheaton Corp.          Com  82833610    82,471   4,116,200 sh         Sole       4,116,200
SMTC Corporaton               Com  83268220       607     201,000 sh         Sole         201,000
Solitario Exploration & Royal Com  8342EP10     6,071   2,937,640 sh         Sole       2,685,740           251,900
SPDR Gold Trust               Com  78463V10     5,207      42,800 sh         Sole          39,000             3,800
Sprott Physical Gold Trust    Com  85207H10    94,592   8,057,280 sh         Sole                         8,057,280
Sterlite Industries (India) L Com  85973720       498      35,000 sh         Sole          35,000
Stryker Corp.                 Com  86366710       185       3,700 sh         Sole           3,700
Summer Infant Inc.            Com  86564610       273      41,743 sh         Sole          41,743
Suncor Energy Inc.            Com  86722410     3,292     111,872 sh         Sole          94,240            17,632
SunOpta Inc.                  Com  8676EP10         4         900 sh         Sole             900
Synopsys, Inc.                Com  87160710       209      10,000 sh         Sole          10,000
Talisman Energy Inc.          Com  87425E10       742      49,050 sh         Sole          45,200             3,850
Tenet Healthcare Corp         Com  88033G10        57      13,160 sh         Sole                            13,160
Teva Pharmaceutical Industrie Com  88162420        61       1,180 sh         Sole                             1,180
The Travellers Companies Inc. Com  89417E10         3          56 sh         Sole                                56
Thermo Fisher Scientific Inc. Com  88355610        93       1,900 sh         Sole           1,900
Tim Hortons Inc.              Com  88706M10     1,040      32,500 sh         Sole          32,500
Timberline Resources Corp     Com  88713310       399     424,670 sh         Sole         424,670
Transocean Inc.               Com  H8817H10     3,011      65,000 sh         Sole          65,000
Turkcell Iletisim Hizmetleri  Com  90011120       138      10,600 sh         Sole          10,600
U.S. Energy Corp.             Com  91180510     7,191   1,514,098 sh         Sole       1,514,098
U.S. Gold Corp.               Com  91202320     1,665     331,947 sh         Sole         331,947
UltraShort Financials ProShar Com  74347R62         8         350 sh         Sole                               350
Ur-Energy Inc                 Com  91688R10        31      40,000 sh         Sole          40,000
Westport Innovations Inc.     Com  96090830       228      14,500 sh         Sole          14,500
Wimm-Bill-Dann Foods          Com  97263M10       101       5,700 sh         Sole           5,700
Xinyuan Real Estate Company L Com  98417P10       326     137,000 sh         Sole         137,000
Xyratex Ltd.                  Com  G9826810     3,947     279,000 sh         Sole         279,000
Yamana Gold Inc.              Com  98462Y10     9,733     948,905 sh         Sole         841,300           107,605


                          134                 565,905  93,223,326                      83,772,717       0 9,450,609


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